Related Party Transactions	9 Months Ended	12 Months Ended
	Oct. 27, 2012	Jan. 28, 2012
Related Party Transactions
Related Party Transactions

Note 9.  Related Party Transactions

We pay annual management fees to Bain Capital Partners, LLC (“Bain Capital”) and The Blackstone Group L.P. (“The Blackstone Group” and, together with Bain Capital, the “Sponsors”) and Highfields Capital Management LP in the amount of $12 million and $1 million, respectively. We recognized $3 million of expense related to annual management fees during the third quarter of each of fiscal 2012 and fiscal 2011, respectively, and $10 million during each of the nine months ended October 27, 2012 and October 29, 2011. These expenses are included in related party expenses on the Consolidated Statements of Comprehensive Income.

Bain Capital owns a majority equity position in LogicSource, an external vendor we utilize for print procurement services.  Payments associated with this vendor during the quarter and nine months ended October 27, 2012, were $1 million and $3 million, respectively. Payments associated with this vendor during the quarter and nine months ended October 29, 2011, were $1 million and $3 million, respectively. These expenses are included in Selling, general and administrative expense on the Consolidated Statements of Comprehensive Income.

Bain Capital owns a majority equity position in Unisource, an external vendor we utilized to print our circular advertisements. During the first quarter of fiscal 2011, we stopped utilizing this vendor for these services. Payments associated with this vendor for the nine months ended October 29, 2011 were $6 million. These expenses are included in Selling, general and administrative expense on the Consolidated Statements of Comprehensive Income.

During the second quarter of fiscal 2011, The Blackstone Group acquired a majority equity position in Brixmor Properties Group, a vendor we utilize to lease certain properties. Payments associated with this vendor during the third quarter of each of fiscal 2012 and fiscal 2011 were $1 million. Payments associated with this vendor for the nine months ended October 27, 2012, and October 29, 2011, were $3 million and $2 million, respectively. These expenses are included in Cost of sales and occupancy expense in the Consolidated Statements of Comprehensive Income.

The Blackstone Group owns a majority equity position in RGIS, an external vendor we utilize to count our store inventory. Payments associated with this vendor during the third quarter of each of fiscal 2012 and fiscal 2011 were $2 million. Payments associated with this vendor for each of the nine months ended October 27, 2012 and October 29, 2011 were $6 million. These expenses are included in Selling, general and administrative expense on the Consolidated Statements of Comprehensive Income.

The Blackstone Group owns a majority equity position in Vistar, an external vendor we utilize for all of the candy-type items in our stores.  Payments associated with this vendor during the third quarter of fiscal 2012 and fiscal 2011 were $5 million and $4 million, respectively. Payments associated with this vendor for the nine months ended October 27, 2012, and October 29, 2011, were $16 million and $13 million, respectively. These expenses are recognized in cost of sales as the sales are recorded.

The Blackstone Group owns a partial equity position in Hilton Hotels, an external vendor we utilize for hospitality services. Payments associated with this vendor during each of the three and nine months ended October 27, 2012 and October 29, 2011 were $1 million.  These expenses are included in Selling, general, and administrative expense on the Consolidated Statements of Comprehensive Income.

The Company periodically provides officers of Michaels Stores, Inc. and its subsidiaries the opportunity to purchase shares of our Common Stock. There were no shares sold to officers during the first nine months of each of fiscal 2012 and fiscal 2011.  Also, during the third quarter and nine months ended October 27, 2012, we repurchased 9,333 and 14,667 shares, respectively, from officers who are no longer with the Company.  During the third quarter and the nine months ended October 29, 2011, we repurchased 17,333 and 192,001 shares, respectively, from officers who are no longer with the Company.

Our current directors (other than Jill A. Greenthal) are affiliates of Bain Capital or The Blackstone Group.  As such, some or all of such directors may have an indirect material interest in payments with respect to debt securities of the Company that have been purchased by affiliates of Bain Capital and The Blackstone Group.  As of October 27, 2012, affiliates of The Blackstone Group held $51 million of our senior secured term loan.

Note 14. Related Party Transactions

We pay annual management fees to the Sponsors in the amount of $12 million and an annual management fee to Highfields Capital Management L.P. in the amount of $1 million. We recognized $13 million of expense in fiscal 2011 and $14 million of expense in fiscal 2010 and fiscal 2009 related to annual management fees and reimbursement of out-of-pocket expenses.

Bain Capital owns a majority equity position in Unisource, an external vendor we utilized to print our circular advertisements. During the first quarter of fiscal 2011, we stopped utilizing this vendor for these services. Payments associated with this vendor during fiscal 2011, fiscal 2010 and fiscal 2009 were $6 million, $39 million and $39 million, respectively, and are included in Selling, general and administrative expense in the Consolidated Statements of Operations.

Bain Capital owns a majority equity position in LogicSource, an external vendor we began utilizing for print procurement services during the first quarter of fiscal 2011. Payments associated with this vendor during fiscal 2011 were $5 million. These expenses are included in Selling, general and administrative expense in the Consolidated Statements of Operations.

The Blackstone Group owns a majority equity position in RGIS, an external vendor we utilize to count our store inventory. Payments associated with this vendor during fiscal 2011, fiscal 2010 and fiscal 2009 were $6 million, $6 million and $7 million, respectively, and are included in Selling, general and administrative expense in the Consolidated Statements of Operations.

The Blackstone Group owns a majority equity position in Vistar, an external vendor we utilize for all of the candy-type items in our stores. Payments associated with this vendor during fiscal 2011, fiscal 2010 and fiscal 2009 were $20 million, $19 million, and $18 million, respectively, and are recognized in cost of sales as the sales are incurred.

The Blackstone Group owns a partially equity position in Hilton Hotels, an external vendor we utilize for hospitality services. Payments associated with this vendor during each of fiscal 2011 and fiscal 2010 were $1 million, and are included in Selling, general, and administrative expense in the Consolidated Statement of Operations.

During the second quarter of fiscal 2011, The Blackstone Group acquired a majority equity position in Centro Properties Group, a vendor we utilize to lease certain properties. Payments associated with this vendor during fiscal 2011 were $3 million. These expenses are included in Cost of sales and occupancy expense in the Consolidated Statements of Operations.

Our current directors (other than Jill A. Greenthal) are affiliates of Bain Capital or The Blackstone Group. As such, some or all of such directors may have an indirect material interest in payments with respect to debt securities of the Company that have been purchased by affiliates of Bain Capital and The Blackstone Group. As of January 28, 2012, affiliates of The Blackstone Group held $56 million of our Senior Secured Term Loan Facility and $2 million of our 2018 Senior Notes.

The Company periodically provides officers of Michaels Stores, Inc. and its subsidiaries the opportunity to purchase shares of our Common Stock. There were no shares sold to officers during fiscal 2011, fiscal 2010, and fiscal 2009. During fiscal 2011 , we repurchased 192,001 shares from officers who are no longer with the Company. There were no shares repurchased during fiscal 2010 and fiscal 2009.